SHORT-TERM AND LONG-TERM DEBT (Lease Debt Financing Facilities) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
$65 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 65.0
Term of lease or charter (in years)	6 years
Long-term debt	$ 38.2	$ 43.8
$65 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 65.0
Term of lease or charter (in years)	6 years
Long-term debt	$ 38.5	44.1
$23.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 23.5
Term of lease or charter (in years)	3 years
Long-term debt	$ 0.0	11.8
$25.3 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 25.3
Term of lease or charter (in years)	3 years
Long-term debt	$ 0.0	13.4
$120 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 120.0
Term of lease or charter (in years)	8 years
Long-term debt	$ 92.4	97.9
$120 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 120.0
Term of lease or charter (in years)	8 years
Long-term debt	$ 93.9	99.4
$45 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 45.0
Term of lease or charter (in years)	5 years
Long-term debt	$ 34.0	36.7
$38.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 38.5
Term of lease or charter (in years)	9 years
Long-term debt	$ 33.4	34.7
$72.2 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 72.2
Term of lease or charter (in years)	12 years
Long-term debt	$ 65.8	67.7
$72.2 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 72.2
Term of lease or charter (in years)	12 years
Long-term debt	$ 66.7	68.5
$77.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 77.5
Term of lease or charter (in years)	12 years
Long-term debt	$ 71.9	73.9
$77.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 77.5
Term of lease or charter (in years)	12 years
Long-term debt	$ 72.7	74.7
$37 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 37.0
Term of lease or charter (in years)	8 years
Long-term debt	$ 34.1	35.6
$43 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 43.0
Term of lease or charter (in years)	5 years
Long-term debt	$ 43.0	0.0
$40.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 40.5
Term of lease or charter (in years)	4 years
Long-term debt	$ 40.5	0.0
Lease debt financing
Debt Instrument [Line Items]
Long-term debt	$ 725.1	$ 702.2